Income Before Taxes (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Domestic	$ 896.8	$ 881.1	$ 902.3
Foreign	74.0	81.3	76.6
Income before taxes as reported in the statements of income	$ 970.8	$ 962.4	$ 978.9